COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Notes and other explanatory information [abstract]
COMMITMENTS AND CONTINGENCIES

NOTE – 22 COMMITMENTS AND CONTINGENCIES

The Company currently is not aware of any legal proceedings or claims that it believes will have, individually or in the aggregate, a material adverse effect on its business, financial condition, operating results, or cash flows.

Commitment on investments for event projects

The Company signed few investments for event projects as at March 31, 2025 and September 30, 2025 and there are outstanding commitments for investments of HK$12,798,092 and HK$579,915 respectively. Please also refer Note 10 for details and paid investment amounts.

Except for the above, as of March 31, 2025 and September 30, 2025, the Company has no material commitments or contingencies.

NOTE – 24 COMMITMENTS AND CONTINGENCIES

The Company currently is not aware of any legal proceedings or claims that it believes will have, individually or in the aggregate, a material adverse effect on its business, financial condition, operating results, or cash flows.

Commitment on investments for event projects

The Company signed few investments for event projects as at March 31, 2025 and there are outstanding commitments for investments of HK$12,798,092. Please also refer Note 10 for details and paid investment amounts.

Except for the above, as of March 31, 2024 and 2025, the Company has no material commitments or contingencies.